(LOSS) / INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
(LOSS) / INCOME PER SHARE
Schedule of computation of basic and diluted net (loss) / income per ordinary share

	Years ended December 31,
	2023	2024	2025

Numerator:
Net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. — basic	$(9,590)	$(2,489)	$8,279
Adjusted net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. — diluted	(9,590)	(2,489)	8,279

Denominator:
Weighted average number of shares — basic	225,940,602	221,126,969	219,414,228
Effects of dilutive securities
Options and nonvested shares	—	—	160,340
Weighted average number of shares — diluted	225,940,602	221,126,969	219,574,568

Net (loss) / income per ordinary share — basic	$(0.04)	$(0.01)	$0.04
Net (loss) / income per ordinary share — diluted	$(0.04)	$(0.01)	$0.04